SHARE-BASED PAYMENT - Options (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $		971,072
Exercise price | $ / shares			$ 4.55
Options incentive Plan
SHARE-BASED PAYMENTS
Shares in reference to the share-based incentives | $			1,200,000	1,200,000
Exercise price | $ / shares			$ 4.55
Vesting period	3 years
Options that vest every 12 months (as a percent)	0.33%
Period of weighted average price ("VWAP") of the ordinary shares for cashless basis exercise	20 days